Accrued Payroll and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current:
Accrued payroll	$ 97,995	$ 95,754
Advances related to pending sales of property and equipment and restaurant businesses	0	34,341
Accrued expenses	13,574	9,492
Other liabilities	7,519	4,855
Accrued payroll and other liabilities, Current	119,088	144,442
Non-current:
Deferred rent	15,198	13,782
Other liabilities	14,168	9,978
Accrued payroll and other liabilities	$ 29,366	$ 23,760